Bonds and securities at amortized cost (Details 2) R$ in Thousands	Dec. 31, 2018 BRL (R$)
Maturity
Due within one year	R$ 4,213,891
From 1 to 5 years	94,608,001
From 5 to 10 years	16,307,290
Over 10 years	31,794,477
Total	146,923,659	[1]
Amortized cost
Maturity
Due within one year	4,257,886
From 1 to 5 years	91,922,854
From 5 to 10 years	16,437,110
Over 10 years	27,986,888
Total	R$ 140,604,738	[1]

[1]	In 2018, no reclassifications were made of Financial Assets at amortized cost - Bonds and securities for other categories of financial assets;